CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Apr. 01, 2012	Mar. 27, 2011
Treasury stock, shares	0	46,667
Convertible Preferred Stock
Preferred stock, par value	1.00	1.00
Preferred stock, authorized	5,000,000	5,000,000
Series B Mandatory Redeemable Convertible Preferred Stock
Preferred stock, authorized	0	800,000
Preferred stock, issued	0	800,000
Preferred stock, outstanding	0	800,000
Common Stock
Common stock, par value	0.10	0.10
Common stock, authorized	24,000,000	12,000,000
Common stock, issued	17,919,577	5,552,747
Common stock, outstanding	17,919,577	5,552,747
Class A Common Stock
Common stock, par value	0.10	0.10
Common stock, authorized	0	32,500,000
Common stock, issued	0	10,552,378
Common stock, outstanding	0	10,552,378